Condensed Interim Consolidated Statements of Net Loss and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Profit or loss [abstract]
Revenues		$ 50
Expenses
Research and development	9,428	7,640
General and administrative	2,534	4,066
Depreciation and amortization	156	97
Total expenses	12,118	11,803
Net loss from operations	(12,118)	(11,753)
Other (Income) Expenses
Finance income	(40)	(13)
Finance expense	18
Foreign exchange loss	34	44
(Gain) loss on fair value of warrant	(2,909)	3,010
Total other (income) expenses	(2,897)	3,041
Net and comprehensive loss	$ (9,221)	$ (14,794)
Basic and diluted loss per share (in Dollars per share)	$ (0.08)	$ (0.15)